Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 21,462	$ 63,903	$ 55,924
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,164	14,592	14,309
Bad debt expense	310	554	173
Share-based compensation expenses	1,818	1,929	1,840
Loss (gain) on disposals of property and equipment	(2)	(2)	88
Gain on disposals of equity method investment	(88)	0	(54)
Gain on disposals of investment securities, net	(1,682)	(10,502)	0
Loss (gain) on disposals of marketable securities, net	(223)	31	8
Impairment loss on investment	0	309	0
Equity in losses of equity method investees	77	80	122
Valuation gain on financial instruments	0	(1,255)	(160)
Issuance of new shares by subsidiary for royalties	0	0	49
Deferred income tax expense	4,148	3,816	7,409
Inventories write downs	9,785	8,198	10,759
Changes in:
Accounts receivable	41,656	(19,211)	(65,106)
Accounts receivable from related parties	0	0	73,267
Inventories	(15,054)	3,096	(71,488)
Prepaid expenses and other current assets	2,067	1,053	(1,857)
Accounts payable	(54,905)	28,038	15,744
Income taxes payable	(6,475)	2,357	7,055
Other accrued expenses and other current liabilities	5,987	(3,262)	2,812
Other liabilities	(516)	(5)	229
Net cash provided by operating activities	22,529	93,719	51,123
Cash flows from investing activities:
Purchases of property, plant and equipment	(9,982)	(10,931)	(18,412)
Proceeds from disposals of property and equipment	8	1	0
Purchases of available-for-sale marketable securities	(63,051)	(23,766)	(22,410)
Proceeds from disposals of available-for-sale marketable securities	46,720	22,021	21,792
Purchases of investment securities	0	0	(9,189)
Proceeds from disposals of investment securities	1,682	19,691	0
Proceeds from capital reduction of investment	0	1,168	0
Purchase of equity method investment	(3,708)	0	0
Proceeds from disposals of equity method investment	179	0	0
Repayments of refundable deposits, net	(304)	(237)	(541)
Releases (pledges) of restricted cash, cash equivalents and marketable securities	(227)	2,697	(1,761)
Cash received from the acquisition of Liqxtal, net of cash paid of $1,780	341	0	0
Cash increase (decrease) resulting from change in consolidated entity	0	0	(4)
Net cash provided by (used in) investing activities	(28,342)	10,644	(30,525)
Cash flows from financing activities:
Payments of cash dividends	(51,364)	(46,042)	(42,394)
Excess tax benefits from share-based compensation	771	1,232	1,271
Proceeds from disposals of subsidiary shares to noncontrolling interests by Himax Technologies Limited	0	83	0
Proceeds from disposals of subsidiary shares to noncontrolling interests by Himax Imaging, Inc.	22	38	64
Purchases of subsidiary shares from noncontrolling interests	(503)	(1,515)	(896)
Pledges of restricted cash, cash equivalents and marketable securities (for borrowing of short-term debt)	(50,000)	(24,500)	(32,500)
Proceeds from issuances of new shares by subsidiaries	1,466	0	9,852
Proceeds from short-term debt	412,303	417,500	352,320
Repayments of short-term debt	(362,303)	(393,000)	(319,820)
Net cash used in financing activities	(49,608)	(46,204)	(32,103)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(216)	(13)	88
Net increase (decrease) in cash and cash equivalents	(55,637)	58,146	(11,417)
Cash and cash equivalents at beginning of year	185,466	127,320	138,737
Cash and cash equivalents at end of year	129,829	185,466	127,320
Supplemental disclosures of cash flow information:
Interest	516	592	401
Income taxes	12,505	13,311	3,272
Supplemental disclosures of investing activities affecting both cash and non-cash items:
Purchase of property, plant and equipment	10,567	10,385	19,607
Decrease (increase) in payable for purchases of equipment and asset retirement obligations	(585)	546	(1,195)
Cash paid	$ 9,982	$ 10,931	$ 18,412